Earnings per share	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings per share

Note 20 – Earnings per share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the years ended June 30,
	2013	2012
Net income for earnings per share	$1,047,693	$12,494,557

Weighted average shares used in basic and diluted computation	21,121,372	21,093,525
Earnings per share – Basic and Diluted	$0.05	$0.59

The Company had warrants and options exercisable for 3,916,038 and 3,917,704 shares of the Company’s common stock in the aggregate at June 30, 2013 and 2012, respectively. For the years ended June 30, 2013 and 2012, all outstanding options and warrants were excluded from the diluted earnings per share calculation since they were anti-dilutive.